Concentrations, Risks and Uncertainties (Tables)	6 Months Ended
Apr. 30, 2024
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration on Sales Revenues	The concentration on sales revenues generated by customers type comprised of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
Third party sales revenues	-	-%	$573,139	93%
Related party sales revenues	$2,278,353	100%	-	-%
Third party franchise revenues	-	-%	-	-%
Related party franchise revenues	2,885	-%	13,527	3%
Third party other revenues	-	-%	28,149	4%
Related party other revenues	-	-%	-	-%
Total	$2,281,238	100%	$614,815	100%

Schedule of Concentration of Sales Revenues Generated by Third-Party Customers	The concentration of sales revenues generated by third-party customers consist of the following:
	Six Months Ended
	April 30, 2023		April 30, 2022
Customer A	-	-%	$88,189	10%
Customer B	-	-%	166,337	18%
Customer C	-	-%	270,120	29%
Customer D	-	-%	140,275	15%
Total	-	-%	$664,921	72%